Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 13 - Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	In USD thousands, except share data

Numerator:
Net loss	(131,072)	(30,934)	(20,041)

Denominator:
Weighted-average shares used in computing net
loss per share attributable to ordinary
shareholders, basic and diluted	9,224,186	4,614,860	2,044,951

Net loss per share attributable to ordinary
shareholders, basic and diluted	(14.21)	(6.70)	(9.80)

Since the Company incurred net losses for each of the periods presented, diluted net loss per share is the same as basic net loss per share. All of the Company’s outstanding stock options and RSUs, as well as the warrants and convertible redeemable preferred shares were excluded in the calculation of diluted net loss per share as the effect would be anti-dilutive.